Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Derivative instruments and hedging activities
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 155	¥ 136
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	286	267
Cash collateral receivables against net derivative liabilities	1,201	1,642
Cash collateral payables against net derivative assets	1,838	1,694
Cash collateral receivables, not being offset against net derivatives	167	197
Cash collateral payables, not being offset against net derivatives	¥ 391	¥ 484